Note 7 - Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Fair Value Measurements Using Significant Unobservable Inputs - Nine Months Ended June 30, 2023
(Level 3)	Series G	Series H

Beginning balance at September 30, 2022	$748,275	$459,200
Exchange of warrants into common stock	(13,948)	(35,330)
Extinguishment of derivative liabilities	(734,327)	(423,870)
Ending balance at June 30, 2023	$-	$-
Fair Value Measurements Using Significant Unobservable Inputs - Nine Months Ended June 30, 2022
(Level 3)	Series F	Series G	Series H

Beginning balance at September 30, 2021	$1,000,000	$748,275	$459,200
Issuances	-	-	-
Adjustments to estimated fair value	-	-	-
Expiration of derivative liability	(1,000,000)	-	-
Ending balance at June 30, 2022	$-	$748,275	$459,200

	Series F	Series G	Series H
Beginning balance at September 30, 2021	$1,000,000	$748,275	$459,200
Issuances	-	-	-
Adjustments for the expiration of warrant	(1,000,000)	-	-
Ending balance at September 30, 2022	$-	$748,275	$459,200
	Series F	Series G	Series H
Beginning balance at September 30, 2020	$1,000,000	$748,275	$568,144
Issuances	-	-	-
Adjustments to estimated fair value	-	-	(108,944)
Ending balance at September 30, 2021	$1,000,000	$748,275	$459,200

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	Series G	Series H
Closing price per share of Common Stock	$32.80	$32.80
Exercise price per share	$1,120.00	$640.00
Expected volatility	179.41%	141.03%
Risk-free interest rate	4.91%	4.75%
Dividend yield	-	-
Remaining expected term of underlying securities (years)	0.24	1.31
	Series G	Series H
Closing price per share of Common Stock	$30.72	$30.72
Exercise price per share	$1,120.00	$640.00
Expected volatility	132.97%	122.50%
Risk-free interest rate	4.05%	4.14%
Dividend yield	-	-
Remaining expected term of underlying securities (years)	0.69	1.57

	Series G	Series H
Closing price per share of Common Stock	$30.72	$30.72

Exercise price per share	$1,120.00	$640.00

Expected volatility	132.97%	122.50%

Risk-free interest rate	4.05%	4.14%

Dividend yield	-	-

Remaining expected term of underlying securities (years)	0.69	1.57
	Series F	Series G	Series H
Closing price per share of Common Stock	$0.96	$0.96	$0.96
Exercise price per share	$1,200.00	$1,120.00	$640.00
Expected volatility	90.28%	87.40%	86.59%
Risk-free interest rate	0.04%	0.19%	0.41%
Dividend yield	-	-	-
Remaining expected term of underlying securities (years)	0.34	1.70	2.58